ORGANIZATION AND NATURE OF OPERATIONS (Details)	1 Months Ended		3 Months Ended												12 Months Ended
	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 JPY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Equity Method Investment, Amount Sold																	¥ 99,800,000	¥ 58,854,599	¥ 996,420,932
Proceeds from Divestiture of Interest in Consolidated Subsidiaries															¥ 48,078,440	$ 7,368,345	198,291,138	11,760,083
Proceeds from Sale of Equity Method Investments | €																				€ 2,636,291
Revenues															35,129,458,616	5,383,825,075	29,746,287,759	25,042,613,341
Cost of Revenue															28,957,798,084	4,437,976,718	24,314,602,138	21,528,868,419
Repurchase of non-controlling interest															286,685,716	$ 43,936,508
Repurchase of non-controlling interest															¥ (286,685,716)		97,848,385
Government Background Companies [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments																	845,780,000
Outstanding consideration received																	¥ 845,780,000
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			51.00%	51.00%		56.40%									51.00%	51.00%	56.40%				56.40%
Repurchase of non-controlling interest															¥ 286,700,000
Repurchase of non-controlling interest															20,600,000
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member] | Government Background Companies [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments									¥ 517,000,000	¥ 517,000,000
JinkoSolar (Sichuan) Co., Ltd. [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments															¥ 200,000,000		¥ 800,000,000
Noncontrolling Interest, Ownership Percentage by Parent			48.00%	48.00%											48.00%	48.00%
Jinko Chuzhou [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			40.00%	40.00%											40.00%	40.00%
Jinko Chuzhou [Member] | Government Background Companies [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments															¥ 300,000,000		550,000,000
Jinko Yiwu [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			40.00%	40.00%											40.00%	40.00%
Jinko Yiwu [Member] | Government Background Companies [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments															¥ 365,000,000		400,000,000
Jinko ShangRao [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			40.00%	40.00%											40.00%	40.00%
Jinko ShangRao [Member] | Government Background Companies [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments															¥ 1,902,000,000
Rui Xu Co., Ltd. ("Rui Xu")
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments					¥ 20,000,000
Jinko Huineng Technology Services Co., Ltd [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries			¥ 10,400,000	$ 1,600,000
Sale Of Projects [Member] | ASC 606 [Member]
Business Acquisition [Line Items]
Revenues											¥ 93,451,309							93,451,309
Cost of Revenue											¥ 69,133,413							69,133,413
Jinko Solar South Africa [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability								¥ 1,000,000										¥ 1,000,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal								¥ 20,000
Zhejiang Jinko Financial Leasing [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net													¥ 15,200,000	$ 2,200,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries													¥ 183,000,000.0	$ 26,400,000
Proceeds from Sale of Equity Method Investments																$ 41,800,000	¥ 128,100,000
JinkoSolar International Development Limited [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	26.70%	26.70%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	¥ 3,100,000,000	$ 461,200,000
Payments to Acquire Equity Method Investments	¥ 3,100,000,000	$ 461,200,000
Poyang Luohong [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net						¥ 19,900,000	$ 2,900,000
Equity Method Investment, Ownership Percentage						51.00%			51.00%								51.00%				51.00%
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal						¥ 19,900,000
Payments to Acquire Equity Method Investments									¥ 98,000,000
Carrying amount of non-controlling interest eliminated						97,800,000											¥ 97,800,000
Poyang Luohong [Member] | Jinko Solar South Africa [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability						¥ 99,800,000											¥ 99,800,000				$ 14,300,000
Hirasawa Power [Member]
Business Acquisition [Line Items]
Equity Method Investment, Amount Sold												¥ 996,420,932